Basis of Preparation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Basis of Preparation and Significant Accounting Policies [Abstract]
Schedule of estimated useful lives
Years
Buildings and premises	3 to 50
Machinery and equipment	2 to 20
Vehicles	2 to 10
Furniture and fixtures	2 to 10
Other equipment	2 to 10

Schedule of consolidated statement of financial position
	As of December 31, 2020
In thousands of soles	Reported	Adjustment		Revised
ASSETS
Current assets
Trade accounts receivables, net	687,514	61,059	(a)	748,573
Work in progress, net	186,433	(173,701)	(b)	12,732
Other accounts receivable	404,743	4,563	(a)	409,306
Other current assets	1,502,478	-		1,502,478
Total current assets	2,781,168	(108,079)		2,673,089

Non-current assets
Deferred tax asset	262,165	6,909	(c)	269,074
Other non-current assets	2,983,417	-		2,983,417
Total non-current assets	3,245,582	6,909		3,252,491

Total assets	6,026,750	(101,170)		5,925,580

LIABILITIES AND EQUITY
Current liabilities
Trade accounts payable	1,064,416	(95,697)	(b)	968,719
Other current liabilities	1,389,115	-		1,389,115
Total current liabilities	2,453,531	(95,697)		2,357,834

Non-current liabilities
Deferred tax liability	102,907	8,031	(c)	110,938
Other non-current liabilities	1,875,016	-		1,875,016
Total non-current liabilities	1,977,923	8,031		1,985,954
Total liabilities	4,431,454	(87,666)		4,343,788

Equity
Equity attributable to controlling interest in the Company	1,267,606	(15,744)		1,251,862
Non-controlling interest	327,690	2,240		329,930
Total equity	1,595,296	(13,504)		1,581,792
Total liabilities and equity	6,026,750	(101,170)		5,925,580

	As of December 31, 2021
In thousands of soles	Reported	Adjustment		Revised
ASSETS
Current assets
Trade accounts receivables, net	590,280	244,352	(a)	834,632
Work in progress, net	309,063	(309,063)	(b)	-
Other current assets	1,985,521	-		1,985,521
Total current assets	2,884,864	(64,711)		2,820,153

Non-current assets
Deferred tax asset	275,076	1,270	(c)	276,346
Other non-current assets	2,740,632	-		2,740,632
Total non-current assets	3,015,708	1,270		3,016,978
Total assets	5,900,572	(63,441)		5,837,131

LIABILITIES AND EQUITY
Current liabilities
Trade accounts payable	980,767	(67,941)	(b)	912,826
Other provisions	154,829	716	(c)	155,545
Other current liabilities	1,212,121	-		1,212,121
Total current liabilities	2,347,717	(67,225)		2,280,492

Non-current liabilities
Deferred tax liability	97,367	1,040	(c)	98,407
Other non-current liabilities	2,002,222	-		2,002,222
Total non-current liabilities	2,099,589	1,040		2,100,629
Total liabilities	4,447,306	(66,185)		4,381,121

Equity
Equity attributable to controlling interest in the Company	1,199,816	3,229		1,203,045
Non-controlling interest	253,450	(485)		252,965
Total equity	1,453,266	2,744		1,456,010
Total liabilities and equity	5,900,572	(63,441)		5,837,131

Schedule of consolidated statement of income
	For the year ended December 31, 2020
In thousands of soles	Reported	Adjustment		Revised

Revenues from construction activities	1,815,671	39,148	(a)	1,854,819
Revenues from services provided	936,485	-		936,485
Revenue from real estate and sale of goods	394,249	-		394,249
	3,146,405	39,148		3,185,553

Cost of construction activities	(1,716,309)	(76,410)	(b)	(1,792,719)
Cost of services provided	(811,505)	4,392	(b)	(807,113)
Cost of real estate and sale of goods	(308,339)	-		(308,339)
	(2,836,153)	(72,018)		(2,908,171)
Gross profit (loss)	310,252	(32,870)		277,382

Administrative expenses	(134,013)	-		(134,013)
Other income and expenses	(181,182)	-		(181,182)
Operating loss	(4,943)	(32,870)		(37,813)

Financial expenses	(146,355)	-		(146,355)
Financial income	39,316	-		39,316
Share of the profit or loss of associates and joint ventures accounted for using the equity method	770	-		770
Loss before income tax	(111,212)	(32,870)		(144,082)
Income tax expense	(62,208)	8,036	(c)	(54,172)
Loss from continuing operations	(173,420)	(24,834)		(198,254)
Loss from discontinued operations	(16,924)	-		(16,924)
Loss for the year	(190,344)	(24,834)		(215,178)

(Loss) profit attributable to:
Controlling interest in the Company	(217,871)	(23,526)		(241,397)
Non-controlling interest	27,527	(1,308)		26,219
	(190,344)	(24,834)		(215,178)

Loss per share attributable to controlling interest in the Company during the year	(0.250)	(0.027)		(0.277)

Total comprehensive income for the year Comprehensive income attributable to:
Controlling interest in the Company	(209,599)	(30,205)		(239,804)
Non-controlling interest	27,641	(1,362)		26,279
	(181,958)	(31,567)		(213,525)

	For the year ended December 31, 2021
In thousands of soles	Reported	Adjustment		Revised

Revenue from construction activities	2,272,561	194,916	(a)	2,467,477
Revenue from services provided	1,094,439	-		1,094,439
Revenue from real estate and sale of goods	579,482	-		579,482
	3,946,482	194,916		4,141,398

Cost of construction activities	(2,178,648)	(194,834)	(b)	(2,373,482)
Cost of services provided	(918,212)	17,895	(b)	(900,317)
Cost of real estate and sale of goods	(454,484)	-		(454,484)
	(3,551,344)	(176,939)		(3,728,283)
Gross profit	395,138	17,977		413,115

Administrative expenses	(179,613)	-		(179,613)
Other income and expenses	(4,477)	-		(4,477)
Operating profit	211,048	17,977		229,025

Financial expenses	(262,574)	-		(262,574)
Financial income	5,773	-		5,773
Share of the profit or loss of associates and joint ventures accounted for using the equity method	(861)	-		(861)
Loss before income tax	(46,614)	17,977		(28,637)
Income tax expense	(43,700)	(2,705)	(c)	(46,405)
Loss from continuing operations	(90,314)	15,272		(75,042)
Loss from discontinued operations	(26,774)	-		(26,774)
Loss for the year	(117,088)	15,272		(101,816)

(Loss) profit attributable to:
Controlling interest in the Company	(153,210)	11,440		(141,770)
Non-controlling interest	36,122	3,832		39,954
	(117,088)	15,272		(101,816)

Loss per share attributable to controlling interest in the Company during the year	(0.176)	0.013		(0.163)

Total comprehensive income for the year Comprehensive income attributable to:
Controlling interest in the Company	(159,592)	12,167		(147,425)
Non-controlling interest	36,089	4,083		40,172
	(123,503)	16,250		(107,253)

(a)

As discussed in Note 2.W, revenue from engineering and construction contracts is recognized over time as the Corporation fulfills its obligations, as there is a continuous transfer of control of the deliverable to the customer and revenue is recognized using the percentage-of-completion method for each contract through the date of the consolidated financial statements.

(b)	Before the immaterial correction, the Corporation presented the net position of construction contracts as either an asset or a liability. The contract was considered an asset when the gross margin earned at the measurement date was less than the Corporation’s estimated gross margin at contract completion. This asset was presented as “Work in progress”. If the gross margin obtained was greater than the estimated gross margin at completion, it was presented as a liability under “Accounts payable – Provision for estimated contract costs by stage of completion, both with an effect on the cost of construction activities account.

(c)	Corresponds to the recognition of the tax effects related to the adjustments described in (a) and (b) above.

Schedule of segment information by geographic area
	For the year ended December 31, 2020
In thousands of soles	Reported	Adjustment	Revised
Revenue
Peru	2,477,435	32,980	2,510,415
Chile	514,907	6,169	521,076
Colombia	151,876	-	151,876
Mexico	2,187	-	2,187
	3,146,405	39,148	3,185,553

	For the year ended December 31, 2021
In thousands of soles	Reported	Adjustment	Revised
Revenue
Peru	3,255,214	29,460	3,284,674
Chile	585,317	165,248	750,565
Colombia	105,951	209	106,160
	3,946,482	194,916	4,141,398

Schedule of the balances in the consolidated statement of cash flows
	For the year ended December 31, 2020
In thousands of soles	Reported	Adjustment		Revised

OPERATING ACTIVITIES
(Loss) profit before income tax	(131,900)	(32,870)	(a,b)	(164,770)
Adjustments to profit not affecting cash flows from operating activities:
Other adjustments	630,525	-		630,525
Net variations in assets and liabilities:
Trade accounts receivable and working in progress	131,674	77,726	(a,b)	209,400
Other accounts receivable	(46,117)	(4,563)	(a)	(50,680)
Trade accounts payable	(42,062)	(36,156)	(b)	(78,218)
Other accounts payable	(58,011)	(4,137)	(c)	(62,148)
Other variations	(258,085)	-		(258,085)
Net cash provided by operating activities	226,024	-		226,024

INVESTING ACTIVITIES
Net cash applied to investing activities	(64,733)	-		(64,733)

FINANCING ACTIVITIES
Net cash applied to financing activities	(225,637)	-		(225,637)
Net decrease in cash	(64,346)	-		(64,346)
Exchange difference	13,813	-		13,813
Cash and cash equivalents at the beginning of the year	950,701	-		950,701
Cash and cash equivalents at the end of the year	900,168	-		900,168

NON-CASH TRANSACTIONS:
Capitalization of interests	4,887	-		4,887
Acquisition of assets through finance leases	71	-		71
Acquisition of right-of-use assets	12,075	-		12,075
Reclassification to other accounts receivable by Concesionaria Vía Expresa Sur	24,157	-		24,157
Acquisition of supplier bonds	25,871	-		25,871

	For the year ended December 31, 2021
In thousands of soles	Reported	Adjustment		Revised

OPERATING ACTIVITIES
(Loss) profit before income tax	(78,350)	17,977	(a,b)	(60,373)

Adjustments to profit not affecting cash flows from operating activities:
Other provisions	62,246	716	(c)	62,962
Incremental cost of acquiring interest in joint operation	-	12,732	(b)	12,732
Other adjustments	490,819	-		490,819
Net variations in assets and liabilities:
Trade accounts receivable and working in progress	(82,527)	(60,663)	(a,b)	(143,190)
Other accounts receivable	41,626	507	(a)	42,133
Trade accounts payable	(55,131)	27,756	(b)	(27,375)
Other accounts payable	72,991	975	(c)	73,966
Other variations	(257,166)	-		(257,166)
Net cash provided by operating activities	194,508	-		194,508

INVESTING ACTIVITIES
Net cash applied to investing activities	(88,189)	-		(88,189)

FINANCING ACTIVITIES
Net cash applied to financing activities	(50,425)	-		(50,425)
Net decrease in cash	55,894	-		55,894
Exchange difference	1,116	-		1,116
Cash and cash equivalents at the beginning of the year	900,168	-		900,168
Cash and cash equivalents at the end of the year	957,178	-		957,178

NON-CASH TRANSACTIONS:
Capitalization of interests	1,244	-		1,244
Acquisition of assets through finance leases	104	-		104
Dividends declared to non-controlling interest	17,281	-		17,281
Acquisition of right-of-use assets	7,988	-		7,988

(a)

As discussed in Note 2.W, revenue from engineering and construction contracts is recognized over time as the Corporation fulfills its obligations, as there is a continuous transfer of control of the deliverable to the customer and revenue is recognized using the percentage-of-completion method for each contract through the date of the consolidated financial statements.

(b)	Before the immaterial correction, the Corporation presented the net position of construction contracts as either an asset or a liability. The contract was considered an asset when the gross margin earned at the measurement date was less than the Corporation’s estimated gross margin at contract completion. This asset was presented as “Work in progress”. If the gross margin obtained was greater than the estimated gross margin at completion, it was presented as a liability under “Accounts payable – Provision for estimated contract costs by stage of completion, both with an effect on the cost of construction activities account.